Consolidated statement of changes in equity - EUR (€) € in Millions	Total	Total	Share capital	Share premium	Merger reserves	Other reserves	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2022	€ 7,447	€ 7,447	€ 5	€ 234	€ 287	€ (507)	€ 7,428	€ 0
Changes in equity [abstract]
Profit after taxes	1,669	1,669					1,669
Other comprehensive income/(loss)	(306)	(306)				(233)	(73)
Comprehensive income for the period	1,363	1,363				(233)	1,596
Cash flow hedge (gains)/losses transferred to cost of inventories	(114)	(114)				(114)
Tax effect on cash flow hedge (gains)/losses transferred to cost of inventories	31	31				31
Issue of shares during the year	42	42		42
Equity-settled share-based payment expense	54	54					54
Purchases of shares for equity-settled Employee Share Purchase Plan	(4)	(4)					(4)
Share-based payment tax effects	1	1					1
Dividends	(844)	(844)					(844)
Closing balance at Dec. 31, 2023	7,976	7,976	5	276	287	(823)	8,231	0
Changes in equity [abstract]
Profit after taxes	1,444	1,418					1,418	26
Other comprehensive income/(loss)	(33)	(33)				(78)	45
Comprehensive income for the period	1,411	1,385				(78)	1,463	26
Non-controlling interest established in connection with the Acquisition	468							468
Non-controlling interest assumed as part of Acquisition	2							2
Cash flow hedge (gains)/losses transferred to goodwill relating to business combination	2	2				2
Cash flow hedge (gains)/losses transferred to cost of inventories	(20)	(20)				(20)
Tax effect on cash flow hedge (gains)/losses transferred to cost of inventories	7	7				7
Issue of shares during the year	31	31		31
Equity-settled share-based payment expense	42	42					42
Purchases of shares for equity-settled Employee Share Purchase Plan	(16)	(16)					(16)
Treasury shares acquired	(7)	(7)					(7)
Dividends	(911)	(911)					(911)
Closing balance at Dec. 31, 2024	8,985	8,489	5	307	287	(912)	8,802	496
Changes in equity [abstract]
Profit after taxes	1,979	1,942					1,942	37
Other comprehensive income/(loss)	(733)	(668)				(682)	14	(65)
Comprehensive income for the period	1,246	1,274				(682)	1,956	(28)
Cash flow hedge (gains)/losses transferred to cost of inventories	12	12				12
Tax effect on cash flow hedge (gains)/losses transferred to cost of inventories	(3)	(3)				(3)
Issue of shares during the year	1	1		1
Equity-settled share-based payment expense	43	43					43
Purchases of shares for equity-settled Employee Share Purchase Plan	(10)	(10)					(10)
Share-based payment tax effects	(6)	(6)					(6)
Treasury shares acquired	(33)	(33)					(33)
Own shares purchased under share buyback programme	(1,006)	(1,006)					(1,006)
Dividends	(926)	(926)					(926)
Closing balance at Dec. 31, 2025	€ 8,303	€ 7,835	€ 5	€ 308	€ 287	€ (1,585)	€ 8,820	€ 468